PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss on disposal of property and equipment	$ 83,389	$ 30,269	$ 925
Depreciation expense	$ 107,229	$ 124,287	$ 139,896